Label	Element	Value
VanEck Ethereum Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck® Ethereum Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	VanEck® Ethereum Strategy ETF (the “Fund”) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes at the Fund level and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of Fund’s distributions being treated as dividends. These taxes and costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the period from October 3, 2023 (the Fund's commencement of operations) through December 31, 2023, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. However, the Fund’s portfolio turnover rate is calculated without regard to transactions involving certain short-term instruments or derivatives. If such transactions were included in the calculation, the Fund would have a higher portfolio turnover rate

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the Adviser’s agreement to pay certain costs and fees for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing, under normal circumstances, in standardized, cash-settled Ether (“ETH”) futures contracts (“ETH Futures”) traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Currently, the only ETH Futures the Fund intends to invest in are those traded on the Chicago Mercantile Exchange (the “CME”). The Fund does not invest in ETH or other digital assets directly.
The Fund seeks to invest in ETH Futures so that the total value of the ETH to which the Fund has economic exposure is approximately 100% of the total assets of the Fund (the “Target Exposure”). If the Fund reaches the Target Exposure, based on current estimates, approximately 100% to 125% of the Fund’s net assets (which are the total assets of the Fund less the sum of the Fund’s accrued liabilities) will have economic exposure to ETH in order to account for the Fund’s accrued tax liabilities. The Fund is not seeking a levered return to ETH. To the extent that the Fund’s economic exposure to ETH exceeds 100% of the net assets of the Fund, the Fund will generally have leveraged exposure to the value of ETH. This means that any changes in the value of ETH will generally result in proportionally larger changes in the Fund’s net asset value, including the potential for greater losses than if the Fund’s exposure to the value of ETH were unleveraged.There can be no assurance that the Fund will be able to achieve or maintain the Target Exposure.
The Fund seeks to achieve and maintain the Target Exposure by using leverage inherent in ETH Futures, and may also obtain leverage in the form of borrowings, which would typically be in the form of loans from banks, and may be on a secured or unsecured basis and at fixed or variable rates of interest. Therefore, the Fund is subject to leverage risk as described further below.
The Fund expects to invest its remaining assets in any one or more of the following to provide liquidity, serve as margin or collateralize the Fund’s investments in ETH Futures: U.S. Treasuries, other U.S. government obligations, money market funds and funds that invest in short-term bonds, cash and cash-like equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as the Adviser determines), mortgage-backed securities issued or guaranteed by U.S. government agencies, instrumentalities or sponsored enterprises of the U.S. government (whether or not the securities are U.S. government securities) (together, "Agency MBS"), municipal debt securities, Treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries, and repurchase agreements (the "Cash and Fixed Income Investments").
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended, and, therefore, may invest a greater percentage of its assets in a particular issuer.
ETH and ETH Futures are relatively new asset classes and therefore the Fund’s investments in ETH Futures are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. ETH and ETH Futures have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.
If the Fund is unable to achieve the Target Exposure because it is approaching or has exceeded position limits or because of liquidity or other constraints (e.g., due to limits imposed by FCMs), the Fund may invest in equity securities of “ETH-related companies.” For these purposes, ETH-related companies are companies, including investment companies, listed on a U.S. stock exchange that the Adviser believes provide returns that generally correspond, or are closely related, to the performance of ETH or ETH Futures. For example, the Fund may invest in U.S. listed companies offering digital asset trading platforms.

The Fund may engage in active and frequent trading of portfolio holdings.
Ether
ETH is a digital asset that is created and transmitted through the operations of the peer-to-peer Ethereum network, a dispersed network of computers that operates on cryptographic software protocols based on open source code. It is widely understood that no single intermediary or entity operates or controls the Ethereum network (referred to as “decentralization”), the transaction validation and recordkeeping infrastructure of which is collectively maintained by a disparate user base. The Ethereum network allows people to exchange tokens of value, or ETH, which are recorded on a distributed public recordkeeping system or ledger known as a blockchain (the “Ethereum Blockchain”), and which can be used to pay for goods and services, including computational power on the Ethereum network, or converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual peer-to-peer transactions. Furthermore, by combining the recordkeeping system of the Ethereum Blockchain with a flexible scripting language that is programmable and can be used to implement sophisticated logic and execute a wide variety of instructions, the Ethereum network is intended to act as a foundational infrastructure layer that users can build their own custom software programs on top of (instead of using centralized web servers), with users paying fees in ETH for the computational resources consumed by running their programs. In theory, anyone can build their own custom software programs on the Ethereum network. In this way, the Ethereum network represents a project to potentially expand blockchain deployment beyond just a limited-purpose, peer-to-peer private money system into a flexible, distributed alternative computing infrastructure that is resistant to censorship and available to all.
The Ethereum network was originally described in a 2013 white paper by Vitalik Buterin, a programmer involved with Bitcoin, with the goal of creating a global platform for decentralized applications powered by smart contracts. While bitcoin is used as a medium of exchange and store of value, ETH is used to interact with applications on the Ethereum network. Paying for transactions, creating smart contracts and using decentralized applications all require users to pay fees in ETH. The formal development of the Ethereum network began through a Swiss firm called Ethereum Switzerland GmbH in conjunction with several other entities. Subsequently, the Ethereum Foundation, a Swiss non-profit organization, was set up to oversee the protocol’s development. The Ethereum network went live on July 30, 2015. Unlike other digital assets, such as Bitcoin, which are solely created through a progressive mining process, 72.0 million ETH were created in connection with the launch of the Ethereum network. Coinciding with the network launch, the Ethereum Foundation was designated as the sole organization dedicated to protocol development.
ETH Futures
Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of ETH Futures, the underlying reference asset is ETH. Futures contracts may be physically-settled or cash-settled. The only futures contracts in which the Fund invests are cash-settled ETH Futures traded on commodity exchanges registered with the CFTC. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on ETH, the amount of cash to be paid is equal to the difference between the value of the ETH underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. The CME has specified that the value of ETH underlying ETH Futures traded on the CME will be determined by reference to a volume-weighted average of ETH trading prices on multiple digital asset trading platforms, as discussed below.
Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying ETH (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled ETH Futures generally trade at a premium to the current market value of ETH. If a negative futures basis exists, the Fund’s investments in ETH Futures will generally underperform a direct investment in ETH, and, therefore, it may be more difficult for the Fund to maintain the Target Exposure.
Futures contracts expire on a designated date, referred to as the “expiration date.” The Fund generally seeks to invest in “front month” ETH Futures. “Front month” contracts are the monthly contracts with the nearest expiration date. ETH Futures are cash-settled on their expiration date unless they are “rolled” prior to expiration. The Fund intends to “roll” its ETH Futures prior to expiration. Typically, the Fund will roll to the next “nearby” ETH Futures. The “nearby” contracts are those contracts with the next closest expiration date.
Cash and Fixed Income Investments
In addition to the Fund’s ETH Futures, the Fund expects to have significant holdings of Cash and Fixed Income Investments. The Cash and Fixed Income Investments are intended to provide liquidity and to serve as collateral for the Fund’s ETH Futures. The amount of Cash and Fixed Income Investments held by the Fund may change over time and will be determined primarily by the amount needed to seek to achieve or maintain the Target Exposure.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	the Fund may invest in equity securities of “ETH-related companies.” For these purposes, ETH-related companies are companies, including investment companies, listed on a U.S. stock exchange that the Adviser believes provide returns that generally correspond, or are closely related, to the performance of ETH or ETH Futures. For example, the Fund may invest in U.S. listed companies offering digital asset trading platforms.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on October 3, 2023 and therefore does not have a performance history for the full calendar year ended December 31, 2023. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on October 3, 2023 and therefore does not have a performance history for the full calendar year ended December 31, 2023.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
VanEck Ethereum Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses.
VanEck Ethereum Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Non-Diversified Risk. The Fund is a separate investment portfolio of VanEck ETF Trust (the “Trust”), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund is classified as a “non-diversified” fund under the Investment Company Act of 1940. Moreover, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds.

VanEck Ethereum Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
VanEck Ethereum Strategy ETF | Authorized Participant Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other Authorized Participant is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to net asset value and possibly face trading halts and/or de-listing. The Authorized Participant concentration risk may be heightened in scenarios where Authorized Participants have limited or diminished access to the capital required to post collateral.

VanEck Ethereum Strategy ETF | Borrowing And Leverage Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Borrowing and Leverage Risk. The Fund seeks to achieve and maintain the Target Exposure by using leverage inherent in ETH Futures, and may also obtain leverage in the form of borrowings, which would typically be in the form of loans from banks, and may be on a secured or unsecured basis and at fixed or variable rates of interest. Therefore, the Fund is subject to leverage risk. Leverage can have the effect of magnifying the Fund’s exposure to changes in the value of its assets and may also result in increased volatility in the Fund’s net asset value. This means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund owned its assets on an unleveraged basis.

VanEck Ethereum Strategy ETF | Counterparty Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Counterparty Risk. Investing in derivatives and repurchase agreements involves entering into contracts with third parties (i.e., counterparties). The use of derivatives and repurchase agreements involves risks that are different from those associated with ordinary portfolio securities transactions. The Fund will be subject to credit risk (i.e., the risk that a counterparty is or is perceived to be unwilling or unable to make timely payments or otherwise meet its contractual obligations) with respect to the amount it expects to receive from counterparties to derivatives and repurchase agreements entered into by the Fund. If a counterparty becomes bankrupt or fails to perform its obligations, or if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund's ability to access such collateral, the value of an investment in the Fund may decline. The counterparty to a listed futures contract is the derivatives clearing organization for the listed future. The listed future is held through a FCM acting on behalf of the Fund. Consequently, the counterparty risk on a listed futures contract is the creditworthiness of the FCM and the exchange's clearing corporation. From time to time, the Fund may only have one FCM with which it transacts ETH Futures, which may heighten such risk.

VanEck Ethereum Strategy ETF | Credit Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a debt security or a counterparty to exchange-traded ETH Futures, such as an FCM or an exchange’s clearing corporation, will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt or to otherwise honor its obligations and/or default completely. Bonds are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a bond may be downgraded after purchase or the perception of an issuer’s credit worthiness may decline, which may adversely affect the value of the security.

VanEck Ethereum Strategy ETF | Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Derivatives Risk. The only derivatives in which the Fund currently intends to invest are ETH Futures traded on commodity exchanges registered with the CFTC. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by certain features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. ETH Futures require the Fund to post margin or collateral or otherwise maintain liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. In order to satisfy margin or other requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. The use of derivatives may also increase the amount of taxes at the Fund level and may increase the Fund's current and accumulated earnings and profits, which will result in a greater portion of the Fund's distributions being treated as dividends, because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. The use of derivatives also involves the risk of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.

VanEck Ethereum Strategy ETF | Debt Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a debt security will be unable to make interest payments or repay principal when it becomes due. Various factors could affect the issuer’s ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates. When the general level of interest rates rises, the value of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise.
Certain financial instruments in which the Fund may invest may pay interest based on, or otherwise have payments tied to, the London Inter-bank Offered Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). Due to the uncertainty regarding the future utilization of LIBOR and certain other Reference Rates, and the nature of any replacement rate, the potential effect of a transition away from LIBOR and certain other Reference Rates could, among other negative consequences, adversely impact the pricing, liquidity, value of, return on and trading for a broad array of financial products, including any Reference Rate-linked securities, loans and derivatives in which the Fund may invest; require extensive negotiations of and/or amendments to agreements and other documentation governing Reference Rate-linked investments products; lead to disputes, litigation or other actions with counterparties or portfolio companies regarding the interpretation and enforceability of “fallback” provisions that provide for an alternative reference rate in the event of Reference Rate unavailability; or cause the Fund to incur additional costs in relation to any of the above factors.

VanEck Ethereum Strategy ETF | Equity Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

VanEck Ethereum Strategy ETF | ETH Regulatory Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETH Regulatory Risk. As ETH and digital assets have grown in both popularity and market size, the U.S. Congress and a number of U.S. federal and state agencies have been examining the operations of digital asset networks, digital asset users and the digital asset trading market. Many of these state and federal agencies have brought enforcement actions and issued advisories and rules relating to digital asset markets. Ongoing and future regulatory actions with respect to digital assets generally or any single digital asset in particular may alter, perhaps to a materially adverse extent, the nature of an investment in the ETH and/or the ability of the Fund to continue to operate.
The regulation of ETH and related products and services continues to evolve and will impact ETH and its usage in a variety of manners. There is a possibility of future regulatory change altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to operate. Additionally, if in the future ETH is determined to be a security, or actions are taken by the United States or foreign government or quasi-governmental agency to exert regulatory authority over ETH, the Ethereum network, ETH trading, or related activities impacting other parts of the digital asset market, these developments may adversely impact ETH and therefore may have an adverse effect on the value of an investment in the Fund. For example, if ETH is determined to be a security, digital asset trading platforms may no longer be able to permit users to trade ETH, which could negatively impact the price of ETH and, consequently, the price of the ETH Futures in which the Fund will invest. Additionally, if ETH were offered and sold as a “security” under federal or state securities laws trading would be limited to registered securities exchanges (and/or private placements) and any exchange that trades ETH Futures would have to be registered with the CFTC and SEC. These developments would have an adverse effect on the value of an investment in the Fund.
The digital asset trading platforms on which ETH is traded, and which may serve as a pricing source for the calculation of the ETH reference rate that is used for the purposes of valuing the Fund’s investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategies. ETH and ETH Futures are relatively new investments, present unique and substantial risks, and historically have been subject to significant price volatility. The value of ETH and other digital assets has been, and may continue to be, substantially dependent on speculation, such that trading and investing in ETH and digital assets generally may not be based on traditional, fundamental investment analysis.
Regulatory actions have also been brought, or may be brought, against the operators of digital asset protocols. Future regulatory actions could target the Ethereum network, Layer 2 solutions or other digital asset protocols, which could have an adverse effect on the value of an investment in the Fund.

VanEck Ethereum Strategy ETF | ETH-Related Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETH-Related Concentration Risk. Since the Fund’s assets will have concentrated economic exposure to ETH and ETH Futures, the Fund’s performance may be disproportionately affected by poor performance in ETH. By having concentrated economic exposure to ETH and ETH Futures, the Fund is subject to the risk that economic, political, regulatory or other conditions that have a negative effect on ETH, ETH Futures and/or the digital asset industry may negatively impact the Fund.

VanEck Ethereum Strategy ETF | ETH-Related Company Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
ETH-Related Company Risk. If the Fund is unable to achieve the Target Exposure because it is approaching or has exceeded position limits or because of liquidity or other constraints (e.g., due to limits imposed by FCMs), the Fund may invest in equity securities of “ETH-related companies.” There can be no assurance that the returns of ETH-related companies will correspond, or be closely-related, to the performance of ETH or ETH Futures. ETH-related companies face rapid changes in technology, intense competition including the development and acceptance of competing platforms or technologies, loss or impairment of intellectual property rights, cyclical economic patterns, shifting consumer preferences, evolving industry standards, adverse effects of changes to a network’s or software’s protocols, a rapidly changing regulatory environment, and dependency on certain key personnel (including highly skilled financial services professionals and software engineers). ETH-related companies may be susceptible to operational and information security risks including those associated with hardware or software failures, interruptions, or delays in service by third party vendors, and security breaches. Certain ETH-related companies may be subject to the risks associated with investing directly in digital assets, including crypto tokens.

VanEck Ethereum Strategy ETF | Fund Shares Trading, Premium/Discount Risk And Liquidity Of Fund Shares Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent net asset value. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

VanEck Ethereum Strategy ETF | Futures Contract Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Futures Contract Risk. The use of futures contracts involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. The market for ETH Futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ETH Futures market has grown substantially since ETH Futures commenced trading, there can be no assurance that this growth will continue. ETH Futures are subject to collateral requirements and daily limits that may limit the Fund's ability to achieve the Target Exposure. Margin requirements for ETH Futures traded on the CME may be substantially higher than margin requirements for many other types of futures contracts. If the Fund is unable to meet its investment objective, the Fund's returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying ETH (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled ETH Futures generally trade at a premium to the current market value of ETH. If a negative futures basis exists, the Fund’s investments in ETH Futures will generally underperform a direct investment in ETH, and, therefore, it may be more difficult for the Fund to maintain the Target Exposure. If the Fund’s ability to achieve the Target Exposure is disrupted for any reason, including limited liquidity in the ETH Futures market, a disruption to the ETH Futures, or as a result of margin requirements or position limits imposed by the Fund’s FCM, the CME or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
This risk may be adversely affected by “negative roll yields” in “contango” markets. The Fund will “roll” out of one futures contract as the expiration date approaches and into another futures contract on ETH with a later expiration date. The "rolling" feature creates the potential for a significant negative effect on the Fund's performance that is independent of the performance of the spot prices of the ETH. The "spot price" of a commodity is the price of that commodity for immediate delivery, as opposed to a futures price, which represents the price for delivery on a specified date in the future. The Fund will experience negative roll yield if the futures prices of ETH tend to be greater than the spot price of ETH. A market where futures prices are generally greater than spot prices is referred to as a "contango" market. Therefore, if the futures market for a given commodity is in contango, then the value of a futures contract on that commodity would tend to decline over time (assuming the spot price remains unchanged), because the higher futures price would fall as it converges to the lower spot price by expiration. Extended period of contango may cause significant and sustained losses. Additionally, because of the frequency with which the Fund may roll ETH Futures, the impact of contango on Fund performance may be greater than it would have been if the Fund rolled ETH Futures less frequently.

VanEck Ethereum Strategy ETF | Indirect Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Indirect Investment Risk. There are several factors, such as deviations between the price of ETH Futures and the price of ETH and the potential for “negative roll yields” in “contango” markets, that may cause the returns of the Fund to differ substantially from the returns from holding an amount of ETH directly.

VanEck Ethereum Strategy ETF | Interest Rate Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Debt securities, such as bonds, are also subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a bond resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. The prevailing historically low interest rate environment increases the risks associated with rising interest rates, including the potential for periods of volatility and increased redemptions. In addition, debt securities, such as bonds, with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities with shorter durations. These actions present heightened risks to debt instruments, and such risks could be even further heightened if these actions are unexpectedly or suddenly reversed or are ineffective in achieving their desired outcomes.

VanEck Ethereum Strategy ETF | Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Investment Risk. The Fund will generally hold its ETH Futures during periods in which the value of ETH is flat or declining as well as during periods in which the value of ETH is rising, and the Adviser will generally not seek to change the Fund’s exposure based on daily price changes.

VanEck Ethereum Strategy ETF | Investing In Other Investment Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Investing in Other Investment Companies Risk. The Fund’s investment in another investment company which is limited to money market funds or funds that invest in short-term bonds, may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear its share of the underlying investment company’s fees and expenses, which are in addition to the Fund’s own fees and expenses.

VanEck Ethereum Strategy ETF | Illiquidity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Illiquidity Risk. Illiquidity risk is the risk that the investments held by the Fund may be difficult or impossible to sell at the time that the Fund would like without significantly changing the market value of the investment. The Fund may invest at the time of purchase up to 15% of its net assets in illiquid securities. The market for ETH Futures is still developing and may experience periods of significant illiquidity. During such times it may be difficult or impossible for the Fund to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to transact a position at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund and other similar funds may acquire may increase the risk of illiquidity by making positions more difficult to liquidate or by increasing the losses incurred while trying to do so.

VanEck Ethereum Strategy ETF | Investment Capacity Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Investment Capacity Risk. The Adviser may determine to modify the Fund’s exposure to ETH in response to extreme market conditions, as determined in the sole discretion of the Adviser, and to avoid exceeding any position limits applicable to ETH Futures established by the CME or the CFTC. The position limits by the CME prevent any single investor, such as the Fund (together with all other accounts managed by the Adviser required to be aggregated), from holding more than a specified number of ETH Futures. These position limits may prevent the Fund from entering into the desired amount of ETH Futures at times. Because the Fund is new, it does not anticipate that the CME’s position limits will adversely affect the Fund’s ability to achieve the Target Exposure until the Fund’s assets under management grow significantly. FCMs utilized by the Fund may also impose limits on the amount of exposure to ETH Futures the Fund can obtain through such FCMs. As a result, the Fund may need to transact through a number of FCMs to achieve the Target Exposure. If not enough FCMs are willing to transact with the Fund, or if exposure limits imposed by such FCMs do not provide sufficient exposure, the Fund may not be able to achieve the Target Exposure. Because the Fund may, from time to time, only have one FCM with which it transacts ETH Futures, the risk that FCMs may be unwilling to transact with the Fund may be heightened as well as the risk that the Fund may not be able to carry out its investment strategy or achieve the Target Exposure. Any modification to the Fund’s exposure to ETH may cause the Fund to exit its ETH Futures at disadvantageous times or prices. The Fund may not succeed in achieving or maintaining its Target Exposure, possibly maintaining substantially lower exposure for extended periods of time. If the Fund’s ability to achieve the Target Exposure is disrupted for any reason including, for example, limited liquidity in the ETH Futures market, a disruption to the ETH Futures market, or as a result of margin requirements or position limits imposed by the Fund's FCMs, the CME or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses.
If the Fund is unable for any reason to achieve the Target Exposure, the Adviser, in its sole discretion, may invest the Fund's assets in Cash and Fixed Income Investments. To the extent that the Fund invests in Cash and Fixed Income Investments, the Fund’s performance should be expected to differ from the performance of ETH Futures and its returns may be lower than expected.

VanEck Ethereum Strategy ETF | Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Management Risk. The Fund is subject to management risk because it is an actively managed ETF. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

VanEck Ethereum Strategy ETF | Money Market Funds Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Money Market Funds Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

VanEck Ethereum Strategy ETF | Municipal Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Certain municipalities may have difficulty meeting their obligations due to, among other reasons, changes in underlying demographics. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to government regulation, taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation, utilities and water and sewer, conditions in those sectors can affect the overall municipal market. Municipal securities include general obligation bonds, which are backed by the “full faith and credit” of the issuer, which has the power to tax residents to pay bondholders. Timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base. General obligation bonds generally are not backed by revenues from a specific project or source. Municipal securities also include revenue bonds, which are generally backed by revenue from a specific project or tax. The issuer of a revenue bond makes interest and principal payments from revenues generated from a particular source or facility, such as a tax on particular property or revenues generated from a municipal water or sewer utility or an airport. Revenue bonds generally are not backed by the full faith and credit and general taxing power of the issuer. The market for municipal bonds may be less liquid than for taxable bonds. There may be less information available on the financial condition of issuers of municipal securities than for public corporations. Municipal instruments may be susceptible to periods of economic stress, which could affect the market values and marketability of many or all municipal obligations of issuers in a state, U.S. territory, or possession.

VanEck Ethereum Strategy ETF | Market And Volatility Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Market and Volatility Risk. The value of the Fund’s investments, including ETH Futures, is subject to market risk. Market risk is the risk that the value of the investments to which the Fund is exposed will fall, which could occur due to general market or economic conditions or other factors.
The value of ETH and, therefore, of the Fund’s ETH Futures, could decline rapidly, including to zero. You should be prepared to lose your entire investment.

VanEck Ethereum Strategy ETF | No Guarantee Of Active Trading Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

VanEck Ethereum Strategy ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

VanEck Ethereum Strategy ETF | Portfolio Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Portfolio Turnover Risk. The Fund’s portfolio turnover and frequent trading of ETH Futures may result in higher transaction costs than if the Fund traded less frequently. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the ETH Futures and on reinvestment of the Fund’s assets. High portfolio turnover may also result in higher taxes at the Fund level and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of Fund’s distributions being treated as dividends.

VanEck Ethereum Strategy ETF | Regulatory Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Regulatory Risk. Changes in the laws or regulations of the United States, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. The Adviser is registered as a "commodity pool operator" (“CPO”) under the U.S. Commodity Exchange Act of 1936, as amended (“CEA”) and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Adviser's registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser's compliance with comparable Securities and Exchange Commission requirements. This means that for most of the CFTC's disclosure and shareholder reporting applicable to the Adviser as the Fund's CPO, the Adviser's compliance with Securities and Exchange Commission disclosure and shareholder reporting will be deemed to fulfill the Adviser's CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a "commodity trading advisor" (“CTA”) but relies on an exemption with respect to the Fund from CTA regulations available for a CTA that also serves as the Fund's CPO. The CFTC has neither reviewed nor approved the Fund, their investment strategies, or this Prospectus.
VanEck Ethereum Strategy ETF | Repurchase Agreements Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Repurchase Agreements Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money if it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.
VanEck Ethereum Strategy ETF | Risks Related To ETH And ETH Futures Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Risks Related to ETH and ETH Futures. Digital assets such as ETH were only introduced recently, and the medium-to-long term value of the Shares is subject to a number of factors relating to the capabilities and development of blockchain technologies and to the fundamental investment characteristics of digital assets that are uncertain and difficult to evaluate, such as the infancy of the Ethereum network’s development, the Ethereum network’s dependence on relatively new technologies such as cryptographic software protocols, the Ethereum network’s dependence on the role played by validators and core developers, the future success (or lack thereof) of the Ethereum network and its core developers in continuing to upgrading the Ethereum network’s source code to improve transaction processing speed and overall efficiency, and generally to expand the network’s capabilities, and the potential for malicious activity. Moreover, because blockchain technology and digital assets, including ETH, have been in existence for a short period of time and are continuing to develop, there may be additional risks in the future that are impossible to predict or evaluate. On September 15, 2022, the Ethereum network implemented a change from a proof-of work model, whereby transactions are validated and newly created ETH is issued by network participants expending specialized computational power, to a proof-of-stake model, whereby transactions are validated by network participants that “stake” ETH to compete to be randomly selected to validate transactions and are generally rewarded in proportion to the amount of ETH staked. The proof-of-stake consensus mechanism provides lower energy consumption in the validation of the network and facilitates future upgrades intended to provide, among other goals, potentially faster transaction times. It is not clear how all elements of the Ethereum network will unfold over time. Futures networks changes to implement these upgrades are currently planned and may introduce unknown or unanticipated risks to the network.
The value of the Shares relates closely to the value of ETH and fluctuations in the price of ETH will adversely affect the value of the Shares. Due to the nature of private keys, ETH transactions are irrevocable and stolen or incorrectly transferred ETH may be irretrievable. As a result, any incorrectly executed ETH transaction, to the extent it affects the market price of ETH, could adversely affect an investment in the Fund. ETH accounts are subject to security threats that could results in a loss of assets. The Ethereum network’s decentralized governance structure may negatively affect its ability to grow and respond to challenges, such as those presented by network “forks.” A “fork” in the Ethereum network refers to a divergence in the blockchain, leading to two potential paths forward. A “temporary fork,” otherwise known as an “orphan” or “stale block”, can arise due to the network's normal operation, with the chain usually merging back together quickly. A “permanent fork” does not merge back, resulting in two distinct blockchains. Among permanent forks, a “hard fork” results in a change that makes the new version incompatible with the old, potentially leading to two distinct assets. Hard forks can typically occur if less than a substantial majority of users, miners or validators consent to a proposed mediation in the network software. The Ethereum network has forked in the past. In 2016, a fork resulted in the creation of Ethereum and Ethereum Classic networks. Recently, in connection with the network upgrade on September 15, 2022, a group of miners wishing to continue the proof-of-work model forked the network resulting in a new coin (ETHW) that continues to use the original ETH proof-or-work consensus. Following a fork, holders of one asset such as ETH will hold equal amounts of assets resulting from the fork, in this case, assets on the Ethereum proof-of-work blockchain. The ETH Futures in which the Fund will invest do not grant rights to any assets resulting from a fork; therefore, the Fund and its shareholders will not receive assets resulting from the fork in the case of any such event.
The price of ETH and the ETH market have exhibited periods of extreme volatility, which could have a negative impact on the performance of the Fund. ETH trading platforms on which ETH trades are relatively new and, in some cases, unregulated, and, therefore, may be more exposed to fraud and security breaches than established, regulated exchanges for other financial assets or instruments, which could have a negative impact on the performance of the Fund.
The price of ETH and the ETH market can also be negatively impacted by the instability in other in other speculative parts of the digital asset industry, such that an event that is not necessarily related to the security or utility of the Ethereum network can nonetheless precipitate a significant decline in the price of ETH and, consequently, ETH Futures. For example, some digital asset trading platforms have been closed due to fraud and manipulative activity and business failure, and such events (e.g., the collapse of TerraUSD in May 2022 and FTX Trading Ltd. in November 2022) had a significant negative impact on the price of ETH and the digital asset industry as a whole. Additionally, some digital asset trading platforms may not operate in compliance with applicable law, and such non-compliance may cause such platforms to close operations in certain jurisdictions and/or be subject of regulatory investigations.
The trading of ETH is fragmented across numerous digital asset trading platforms. The fragmentation of the volume of ETH transactions across multiple digital asset trading platforms can lead to a higher volatility than would be expected if volume was concentrated in a single trading platform. Market fragmentation and volatility increases the likelihood of price differences across different trading platforms.
Competition from the emergence or growth of other digital assets could have a negative impact on the price of ETH and adversely affect the value of the Shares. Smart contracts, including those relating to decentralized finance applications, are a new technology and their ongoing development and operation may result in problems, which could reduce the demand for ETH or cause a wider loss of confidence in the Ethereum network, either of which could have an adverse impact on the value of ETH. Further, the emergence of other public blockchains that are similarly designed to support the development, deployment and operation of smart contracts could have a negative impact on the demand for and value of ETH and adversely affect the value of the Shares. The Ethereum network has historically faced scalability challenges and these emerging alternative blockchains have attempted to compete with the Ethereum network by offering faster transaction processing time and lower fees. Additionally, the further development and use of the Ethereum blockchain for its intended purpose are, and may continue to be, substantially dependent on “Layer 2” solutions. “Layer 2” solutions are protocols or technologies that are developed on an already existing blockchain network with the goal of enhancing the network’s capabilities and efficiency, which could lower transaction fees, maintain security and expand use cases for the network. Layer 2 solutions contain additional risks compared to holding funds and transacting directly on the Ethereum network. For example, sequencers may go down, leading users to have to wait for a solution to access their funds.
All networked systems are vulnerable to various kinds of attacks. As with any computer network, the ETH network contains certain flaws. For example, the ETH network is currently vulnerable to a “51% attack” where, if a validator or group of validators were to gain control of more than 50% of the staked ETH, a malicious actor would be able to gain full control of the network and the ability to manipulate the blockchain. Additionally, if a validator or group of validators were to gain control of more than 33% of the staked ETH, such validator or group of validators would have the ability to prevent the blockchain from finalizing leading to delays in block creation and in the transfer of ETH. Any such attacks on the Ethereum network could have a material adverse effect on the price of ETH and, consequently, the value of the Fund’s investments in ETH Futures.
Further, smart contracts on the network may create systemic risk for the price of ETH in the event of an exploit. A significant portion of ETH is held by a small number of holders sometimes referred to as “whales.” These holders have the ability to manipulate the price of ETH. As a digital asset, ETH is subject to cybersecurity risks, including the risk that malicious actors will exploit flaws in its code or structure that will allow them to, among other things, steal ETH held by others, control the blockchain, steal personally identifying information, or issue significant amounts of ETH in contravention of the ETH protocols. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of ETH and ETH Futures and therefore the value of an investment in the Fund. Additionally, the ETH network’s functionality relies on the Internet. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of the ETH network. Any technical disruptions or regulatory limitations that affect Internet access may have an adverse effect on the ETH network, the price of ETH and ETH Futures, and the value of an investment in the Fund.
The Ethereum blockchain’s protocol, including the code of smart contracts running on the Ethereum blockchain, may contain flaws that can be exploited by attackers. In July 2016, Ethereum “forked” into ETH and a new digital asset, Ethereum Classic, as a result of the Ethereum network community’s response to a significant security breach in which an anonymous hacker exploited a smart contract running on the Ethereum network to syphon approximately $60 million of ETH held by The DAO, or a “decentralized autonomous organization,” into a segregated account. In response to the hack, most participants in the Ethereum community elected to adopt a “fork” that effectively reversed the hack. However, a minority of users continued to develop the original blockchain, now referred to as “Ethereum Classic” with the digital asset on that blockchain now referred to as Ether Classic, or ETC. If such a hard fork were to occur on the Ethereum Blockchain in the future, it could cause the Ethereum network to lose users and developers, and could cause ETH to lose value, adversely affecting the price of the Shares.
VanEck Ethereum Strategy ETF | Risk Of Cash Transactions Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Cash Transactions Risk. Because the Fund currently intends to effect redemptions for cash, rather than for in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs that the Fund may not have incurred had it effected redemptions entirely in kind. These costs may include brokerage costs and/or taxable gains or losses, which may be imposed on the Fund and decrease the Fund’s net asset value to the extent such costs are not offset by a transaction fee payable to an Authorized Participant. Taxable gains may result in higher taxes at the Fund level and may increase the Fund’s current and accumulated earnings and profits, which will result in a greater portion of Fund’s distributions, if any, being treated as dividends. In addition, the Fund will not be taxable as a regulated investment company. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Other ETFs generally are regulated investment companies and are able to make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. Additionally, transactions may have to be carried out over several days if the futures market in which the Fund operates is relatively illiquid and may involve considerable transaction fees and taxes.
VanEck Ethereum Strategy ETF | Securitized/Mortgage-Backed Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Securitized/Mortgage-Backed Securities Risk. Investments in mortgage-backed securities are subject to the risk of significant credit downgrades, dramatic changes in liquidity, and defaults to a greater extent than many other types of fixed-income investments. During periods of falling interest rates, mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage-backed securities may extend, which may lock in a below-market interest rate, increase the security’s duration and interest rate sensitivity, and reduce the value of the security. The Fund may invest in mortgage-backed securities issued or backed by federal agencies or government sponsored enterprises or that are part of a government-sponsored program, which may subject the Fund to the risks noted above. The values of assets or collateral underlying mortgage-backed securities may decline and, therefore, may not be adequate to cover underlying obligations. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

VanEck Ethereum Strategy ETF | Sovereign Bond Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Sovereign Bond Risk. Investment in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.

VanEck Ethereum Strategy ETF | Target Exposure And Rebalancing Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Target Exposure and Rebalancing Risk. Although the Fund seeks to achieve and maintain the Target Exposure to ETH, it is possible in certain circumstances that the Fund may not succeed in achieving or maintaining its target exposure, possibly maintaining substantially lower exposure for extended periods of time.

VanEck Ethereum Strategy ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock
Tax Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund has not elected and has no current intention to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986 because the extent of our direct investments in ETH Futures would generally prevent the Fund from meeting the qualification requirements under the Internal Revenue Code of 1986 for regulated investment companies. The Internal Revenue Code of 1986 generally provides that a regulated investment company does not pay an entity level income tax provided that it distributes all or substantially all of its income and satisfies certain source of income and asset diversification requirements. The regulated investment company taxation rules have no current application to the Fund or to the Fund’s shareholders. The Fund will be taxable as a regular corporation for U.S. federal income tax purposes. As a result, the Fund will be subject to corporate income tax (currently at a rate of 21%, but subject to legislative change) to the extent the Fund recognizes taxable income, and the Fund will also be subject to state and local income taxes.
In calculating the Fund’s daily net asset value, the Fund will, among other things, account for its current taxes and deferred tax liability and/or asset balances. The Fund will accrue a deferred income tax liability balance, at the effective statutory U.S. federal income tax rate (currently at a rate of 21%, but subject to legislative change) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund (if any) and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s net asset value. The Fund may also accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund’s net asset value. To the extent the Fund has a deferred tax asset balance, consideration is given as to whether or not a valuation allowance, which would offset the value of some or all of the deferred tax asset balance, is required. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s net asset value could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s net asset value. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s net asset value and trading price. Shareholders, including Authorized Participants, who sell their shares or who redeem their shares at a net asset value that is based on estimates of the Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the Fund’s actual tax liability and/or asset balances.
The rules dealing with U.S. federal income taxation and the rates themselves are constantly under review in the legislative process and by the Internal Revenue Service and the U.S. Treasury Department. Changes in tax laws or regulations or future interpretations of such laws or regulations, or changes in accounting, tax and valuation practices, could adversely affect the Fund and/or the Fund’s shareholders, potentially retroactively.

VanEck Ethereum Strategy ETF | Trading Issues Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
VanEck Ethereum Strategy ETF | U.S. Government Securities Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. Different U.S. government securities are subject to different levels of credit risk depending on the nature of the particular government support for that security. The market value of U.S. government securities may fluctuate and are subject to investment risks, and the value of U.S. government securities may be adversely affected by changes in interest rates. In addition, it is possible that the issuers of some U.S. government securities will not be able to timely meet their payment obligations in the future, and there is a risk of default.
VanEck Ethereum Strategy ETF | VanEck Ethereum Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EFUT
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Current and Deferred Income Tax Expense/(Benefit)	rr_Component1OtherExpensesOverAssets	none	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.66%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 226

[1]	The Fund is classified for federal income tax purposes as a taxable regular corporation or Subchapter “C” corporation. As a “C” corporation, the Fund accrues a current and deferred tax expense. The deferred tax expense represents the future tax liability associated with the capital appreciation of its investments. The Fund’s accrued current and deferred tax liabilities, if any, are reflected in its net assets value per share. Current and deferred income tax expenses/(benefit) are dependent upon the Fund’s net investment income/(loss) and realized and unrealized gains/(losses) on investments, and such expenses/(benefits) may vary greatly from year to year and from day to day depending on the performance of the Fund’s investments and general market conditions. Therefore, any estimate of current and deferred income tax expenses/(benefit) cannot be reliably predicted from year to year. Future actual income tax expense (if any) will be incurred over many years depending on if and when investment gains are realized, the then-current tax basis of assets and federal income tax rates, the level of net loss carryforwards and other factors. Current and Deferred Income Tax Expense/(Benefit)” are based on estimated amounts for the current fiscal year.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[3]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least May 1, 2025. During such time, the expense limitation described in the preceding sentence is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.